UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21563
Eaton Vance Short Duration Diversified Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	October 31
Date of Reporting Period	July 31, 2005

Item 1. Schedule of Investments

Eaton Vance Short Duration Diversified Income Fund                                                                   as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating Rate Interests — 61.5% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 0.9%
	Hexcel Corp.
$822,222	Term Loan, 5.26%, Maturing March 1, 2012	$833,142
	K&F Industries, Inc.
620,476	Term Loan, 6.04%, Maturing November 18, 2012	629,860
	Standard Aero Holdings, Inc.
753,846	Term Loan, 5.72%, Maturing August 24, 2012	764,212
	Vought Aircraft Industries, Inc.
181,818	Term Loan, 5.02%, Maturing December 22, 2010	184,545
814,332	Term Loan, 5.99%, Maturing December 22, 2011	828,175
		$3,239,934
Air Transport — 0.2%
	United Airlines, Inc.
725,078	DIP Loan, 7.96%, Maturing December 31, 2005	733,688
		$733,688
Automotive — 4.3%
	Accuride Corp.
808,409	Term Loan, 5.65%, Maturing January 31, 2012	816,241
	Affina Group, Inc.
992,506	Term Loan, 6.40%, Maturing November 30, 2011	997,779
	Collins & Aikman Products Co.
149,648	Revolving Loan, 9.75%, Maturing December 31, 2005	123,647
350,352	Term Loan, 7.94%, Maturing August 31, 2011	288,040
	CSA Acquisition Corp.
381,416	Term Loan, 5.50%, Maturing December 23, 2011	381,893
613,584	Term Loan, 5.50%, Maturing December 23, 2011	614,351
	Dayco Europe S.R.I.
968,164	Term Loan, 4.40%, Maturing June 21, 2010	EUR 1,178,920
	Dura Operating Corp.
647,000	Term Loan, 6.78%, Maturing May 3, 2011	655,088
	Exide Technologies
1,549,748	Term Loan, 7.36%, Maturing May 5, 2010	EUR 1,854,165
	Federal-Mogul Corp.
361,345	Term Loan, 5.74%, Maturing December 31, 2005	332,099
420,728	Term Loan, 5.99%, Maturing December 31, 2005	386,919
	Goodyear Tire & Rubber Co.
635,000	Term Loan, 6.32%, Maturing April 30, 2010	640,854
500,000	Term Loan, 7.07%, Maturing March 1, 2011	498,170
	HLI Operating Co., Inc.
500,000	Term Loan, 8.92%, Maturing June 3, 2010	507,500

	R.J. Tower Corp.
$370,000	DIP Revolving Loan, 6.63%, Maturing February 2, 2007	$375,049
	Tenneco Automotive, Inc.
963,141	Term Loan, 5.54%, Maturing December 12, 2009	976,786
418,922	Term Loan, 5.59%, Maturing December 12, 2010	424,857
	The Goodyear Dunlop Tires
1,000,000	Term Loan, 4.49%, Maturing April 30, 2010	EUR 1,217,434
	Trimas Corp.
995,002	Term Loan, 6.90%, Maturing December 31, 2009	1,003,708
	TRW Automotive, Inc.
995,000	Term Loan, 4.94%, Maturing October 31, 2010	1,002,214
995,000	Term Loan, 5.25%, Maturing June 30, 2012	1,006,297
		$15,282,011
Beverage and Tobacco — 1.1%
	Alliance One International, Inc.
249,375	Term Loan, 6.73%, Maturing May 13, 2010	254,207
	Constellation Brands, Inc.
1,246,250	Term Loan, 5.30%, Maturing November 30, 2011	1,267,107
	Culligan International Co.
500,000	Term Loan, 5.88%, Maturing September 30, 2011	507,188
	National Dairy Holdings, L.P.
498,750	Term Loan, 5.49%, Maturing March 15, 2012	505,920
	National Distribution Company
250,000	Term Loan, 9.96%, Maturing June 22, 2010	250,625
	Southern Wine & Spirits of America
997,500	Term Loan, 4.99%, Maturing May 31, 2012	1,006,436
		$3,791,483
Building and Development — 3.8%
	AIMCO Properties, L.P.
300,000	Term Loan, 5.16%, Maturing November 2, 2009	303,563
1,500,000	Term Loan, 5.21%, Maturing November 2, 2009	1,522,970
	Biomed Realty, L.P.
660,000	Term Loan, 5.59%, Maturing May 31, 2010	660,825
	General Growth Properties, Inc.
1,905,673	Term Loan, 5.59%, Maturing November 12, 2007	1,925,682
	Hovstone Holdings, LLC
265,000	Term Loan, 5.59%, Maturing February 28, 2009	265,663
	LNR Property Corp.
1,469,955	Term Loan, 6.21%, Maturing February 3, 2008	1,485,310
	MAAX Corp.
721,491	Term Loan, 5.99%, Maturing June 4, 2011	723,294
	NCI Building Systems, Inc.
748,067	Term Loan, 5.41%, Maturing June 18, 2010	756,950
	Nortek, Inc.
997,487	Term Loan, 5.92%, Maturing August 27, 2011	1,007,462

	Stile Acquisition Corp.
$941,835	Term Loan, 5.66%, Maturing April 6, 2013	$945,367
	Stile U.S. Acquisition Corp.
943,440	Term Loan, 5.66%, Maturing April 6, 2013	946,978
	Sugarloaf Mills, L.P.
1,000,000	Term Loan, 5.19%, Maturing April 7, 2007	1,005,000
	The Macerich Partnership, L.P.
300,000	Term Loan, 4.89%, Maturing July 30, 2007	300,375
260,000	Term Loan, 6.75%, Maturing April 25, 2010	260,975
	The Woodlands Community Property Co.
1,000,000	Term Loan, 5.59%, Maturing November 30, 2007	1,006,250
	Trustreet Properties, Inc.
185,000	Term Loan, 5.34%, Maturing April 8, 2010	186,503
		$13,303,167
Business Equipment and Services — 0.7%
	DynCorp International, LLC
498,750	Term Loan, 6.06%, Maturing February 11, 2011	505,088
	Global Imaging Systems, Inc.
497,487	Term Loan, 4.92%, Maturing May 10, 2010	501,374
	Protection One, Inc.
197,400	Term Loan, 6.35%, Maturing April 18, 2011	200,114
	Quintiles Transnational Corp.
995,011	Term Loan, 5.24%, Maturing September 25, 2009	1,000,608
	Williams Scotsman, Inc.
180,000	Term Loan, 5.98%, Maturing June 27, 2010	182,363
		$2,389,547
Cable and Satellite Television — 3.7%
	Adelphia Communications Corp.
497,364	DIP Loan, 5.38%, Maturing March 31, 2006	499,307
	Charter Communications Operating, LLC
2,496,896	Term Loan, 6.68%, Maturing April 27, 2010	2,479,173
	Iesy Hessen GmbH and Co., KG
2,000,000	Term Loan, 4.88%, Maturing February 14, 2013	EUR 2,429,300
	NTL Investment Holdings Ltd.
1,000,000	Term Loan, 8.00%, Maturing April 13, 2011	GBP 1,766,014
	Rainbow National Services, LLC
498,750	Term Loan, 6.13%, Maturing March 31, 2012	503,987
	Telewest Global Finance, LLC
1,000,000	Term Loan, 6.92%, Maturing December 22, 2012	GBP 1,764,195
	UGS Corp.
1,895,938	Term Loan, 5.49%, Maturing March 31, 2012	1,924,377
	UPC Broadband Holdings B.V.
1,500,000	Term Loan, 4.86%, Maturing September 30, 2012	EUR 1,806,944
		$13,173,297

Chemicals and Plastics — 3.8%
	Brenntag AG
$1,423,099	Term Loan, 5.44%, Maturing December 9, 2012	EUR 1,745,597
	Celanese Holdings, LLC
995,239	Term Loan, 4.35%, Maturing April 6, 2011	EUR 1,224,582
997,966	Term Loan, 5.74%, Maturing April 6, 2011	1,016,367
	Hexion Specialty Chemicals, Inc.
35,000	Term Loan, 3.16%, Maturing May 31, 2012	35,438
153,300	Term Loan, 5.88%, Maturing May 31, 2012	155,216
210,700	Term Loan, 5.88%, Maturing May 31, 2012	213,334
	Huntsman International, LLC
1,128,296	Term Loan, 5.75%, Maturing December 31, 2010	1,131,822
	Huntsman, LLC
465,035	Term Loan, 6.40%, Maturing March 31, 2010	466,779
	Innophos, Inc.
713,944	Term Loan, 5.55%, Maturing August 13, 2010	721,232
	Invista B.V.
859,502	Term Loan, 5.75%, Maturing April 29, 2011	874,007
372,909	Term Loan, 5.75%, Maturing April 29, 2011	379,202
	Kraton Polymer, LLC
748,101	Term Loan, 6.28%, Maturing December 23, 2010	760,258
	Niagara Acquisition, Inc.
997,500	Term Loan, 5.50%, Maturing February 11, 2012	1,009,658
	Professional Paint, Inc.
246,795	Term Loan, 6.80%, Maturing September 30, 2011	250,497
	Rockwood Specialties Group
1,492,500	Term Loan, 5.13%, Maturing July 30, 2012	EUR 1,833,260
	Solo Cup Co.
1,496,212	Term Loan, 5.40%, Maturing February 27, 2011	1,515,289
		$13,332,538
Clothing/Textiles — 0.3%
	Propex Fabrics, Inc.
468,987	Term Loan, 5.74%, Maturing December 31, 2011	469,574
	St. John Knits International, Inc.
174,563	Term Loan, 6.00%, Maturing March 23, 2012	176,635
	The William Carter Co.
250,000	Term Loan, 5.24%, Maturing July 14, 2012	253,828
		$900,037

Conglomerates — 1.6%
	Amsted Industries, Inc.
$909,619	Term Loan, 6.12%, Maturing October 15, 2010	$921,747
	Euramax International, Inc.
167,105	Term Loan, 10.55%, Maturing June 28, 2013	167,523
82,895	Term Loan, 10.55%, Maturing June 28, 2013	83,102
	Gentek, Inc.
748,125	Term Loan, 6.09%, Maturing February 25, 2011	751,024
	Goodman Global Holdings, Inc.
498,747	Term Loan, 5.88%, Maturing December 23, 2011	506,384
	Johnson Diversey, Inc.
1,359,665	Term Loan, 4.90%, Maturing November 30, 2009	1,373,474
255,000	Term Loan, 4.96%, Maturing November 30, 2009	257,709
	PP Acquisition Corp.
1,110,000	Term Loan, 5.74%, Maturing November 12, 2011	1,117,862
	Rexnord Corp.
206,422	Term Loan, 6.80%, Maturing December 31, 2011	209,304
458,161	Term Loan, 6.80%, Maturing December 31, 2011	464,556
		$5,852,685
Containers and Glass Products — 2.4%
	Ball Corp.
1,051,835	Term Loan, 4.49%, Maturing December 31, 2009	1,049,206
	Berry Plastics Corp.
1,252,287	Term Loan, 5.60%, Maturing June 30, 2010	1,273,263
	Graham Packaging Holdings Co.
1,243,750	Term Loan, 6.03%, Maturing October 7, 2011	1,264,609
500,000	Term Loan, 7.75%, Maturing April 7, 2012	515,729
	Graphic Packaging International, Inc.
1,000,000	Term Loan, 6.03%, Maturing August 8, 2009	1,014,688
	Owens-Illinois, Inc.
1,169,682	Term Loan, 3.86%, Maturing April 1, 2008	EUR 1,434,074
	Smurfit-Stone Container Corp.
341,166	Term Loan, 5.34%, Maturing November 1, 2010	346,923
615,934	Term Loan, 5.38%, Maturing November 1, 2011	626,135
1,034,607	Term Loan, 5.47%, Maturing November 1, 2011	1,051,743
		$8,576,370
Cosmetics/Toiletries — 0.5%
	American Safety Razor Co.
498,750	Term Loan, 6.01%, Maturing February 28, 2012	504,984
	Prestige Brands, Inc.
748,106	Term Loan, 5.37%, Maturing April 7, 2011	756,210
	Revlon Consumer Products Corp.
656,250	Term Loan, 9.43%, Maturing July 9, 2010	680,039
		$1,941,233

Drugs — 0.4%
	Warner Chilcott Corp.
$784,641	Term Loan, 6.07%, Maturing January 18, 2012	$793,958
316,172	Term Loan, 6.18%, Maturing January 18, 2012	319,926
146,062	Term Loan, 6.18%, Maturing January 18, 2012	147,797
		$1,261,681
Ecological Services and Equipment — 0.7%
	Allied Waste Industries, Inc.
202,703	Term Loan, 4.87%, Maturing January 15, 2010	204,185
531,068	Term Loan, 5.54%, Maturing January 15, 2012	535,328
	Envirocare of Utah, LLC
338,864	Term Loan, 6.11%, Maturing April 15, 2010	343,523
	Environmental Systems Products Holdings, Inc.
737,572	Term Loan, 6.94%, Maturing December 12, 2008	751,862
	Sensus Metering Systems, Inc.
64,885	Term Loan, 6.02%, Maturing December 17, 2010	65,669
432,564	Term Loan, 6.02%, Maturing December 17, 2010	437,791
	Synagro Technologies, Inc.
37,857	Term Loan, 0.00%, Maturing June 21, 2012 (2)	37,999
227,143	Term Loan, 5.68%, Maturing June 21, 2012	228,988
		$2,605,345
Electronics/Electrical — 1.4%
	AMI Semiconductor, Inc.
254,363	Term Loan, 4.99%, Maturing April 1, 2012	255,846
	Security Co., Inc.
748,111	Term Loan, 7.50%, Maturing June 30, 2010	754,657
	Spectrum Brands, Inc.
2,000,000	Term Loan, 4.36%, Maturing February 7, 2012	EUR 2,444,483
	Telcordia Technologies, Inc.
423,938	Term Loan, 6.07%, Maturing September 15, 2012	423,143
	United Online, Inc.
422,222	Term Loan, 6.73%, Maturing December 13, 2008	424,333
	Vertafore, Inc.
480,192	Term Loan, 6.06%, Maturing December 22, 2010	483,194
		$4,785,656
Equipment Leasing — 0.6%
	Ashtead Group, PLC
1,000,000	Term Loan, 5.56%, Maturing November 12, 2009	1,015,000
	Maxim Crane Works, L.P.
500,000	Term Loan, 8.94%, Maturing January 28, 2012	521,250
	United Rentals, Inc.
84,034	Term Loan, 3.34%, Maturing February 14, 2011	85,259
414,916	Term Loan, 5.73%, Maturing February 14, 2011	420,413
		$2,041,922

Financial Intermediaries — 1.0%
	Corrections Corp. of America
$498,750	Term Loan, 5.35%, Maturing March 31, 2008	$506,855
	Fidelity National Information Solutions, Inc.
1,739,025	Term Loan, 5.10%, Maturing March 9, 2013	1,744,614
	Refco Group Ltd., LLC
993,827	Term Loan, 5.48%, Maturing August 5, 2011	1,000,287
	Sirona Dental Services GmbH & Co.
340,000	Term Loan, 4.61%, Maturing June 30, 2013	EUR 416,724
		$3,668,480
Food Products — 1.7%
	Acosta Sales Co., Inc.
1,246,859	Term Loan, 5.35%, Maturing August 13, 2010	1,264,394
	Chiquita Brands, LLC
165,000	Term Loan, 5.84%, Maturing June 28, 2012	167,784
	Doane Pet Care Co.
748,116	Term Loan, 7.41%, Maturing November 5, 2009	762,455
	Dole Food Co., Inc.
246,258	Term Loan, 5.18%, Maturing April 18, 2012	249,298
	Herbalife International, Inc.
770,000	Term Loan, 5.37%, Maturing December 21, 2010	775,775
	Merisant Company
914,395	Term Loan, 5.38%, Maturing January 11, 2009	896,107
	Michael Foods, Inc.
1,000,000	Term Loan, 6.59%, Maturing November 21, 2011	1,025,625
	Nash-Finch Co.
500,000	Term Loan, 5.75%, Maturing November 12, 2010	505,938
	The Meow Mix Company
383,158	Term Loan, 7.06%, Maturing July 13, 2011	389,305
		$6,036,681
Food Service — 1.0%
	Carrols Corp.
498,747	Term Loan, 6.00%, Maturing December 31, 2010	506,332
	Denny’s, Inc.
995,004	Term Loan, 6.72%, Maturing September 21, 2009	1,021,745
	Domino’s, Inc.
1,163,146	Term Loan, 5.25%, Maturing June 25, 2010	1,181,685
	Jack in the Box, Inc.
982,886	Term Loan, 5.18%, Maturing January 8, 2011	995,479
		$3,705,241

Food/Drug Retailers — 1.1%
	General Nutrition Centers, Inc.
$994,949	Term Loan, 6.50%, Maturing December 7, 2009	$1,005,728
	Rite Aid Corp.
1,238,759	Term Loan, 5.11%, Maturing September 22, 2009	1,250,630
	The Jean Coutu Group (PJC), Inc.
1,492,481	Term Loan, 5.94%, Maturing July 30, 2011	1,518,134
		$3,774,492
Forest Products — 1.8%
	Boise Cascade Holdings, LLC
1,825,490	Term Loan, 5.25%, Maturing October 29, 2011	1,855,269
	NewPage Corp.
965,000	Term Loan, 6.38%, Maturing May 2, 2011	984,300
	RLC Industries Co.
1,518,145	Term Loan, 4.99%, Maturing February 24, 2010	1,526,368
	Xerium Technologies, Inc.
1,590,483	Term Loan, 4.35%, Maturing May 18, 2012	EUR 1,943,954
		$6,309,891
Healthcare — 4.4%
	Alliance Imaging, Inc.
493,429	Term Loan, 5.87%, Maturing December 29, 2011	500,831
	AMN Healthcare, Inc.
437,062	Term Loan, 6.49%, Maturing October 2, 2008	443,617
	AMR HoldCo, Inc.
498,750	Term Loan, 5.67%, Maturing February 10, 2012	507,011
	Blitz F04-506 GmbH
500,000	Term Loan, 5.11%, Maturing June 30, 2014	EUR 615,581
	Carl Zeiss Topco GMBH
166,667	Term Loan, 6.24%, Maturing February 28, 2013	167,292
333,333	Term Loan, 6.74%, Maturing February 28, 2014	336,250
	Colgate Medical, Ltd.
1,162,679	Term Loan, 5.48%, Maturing December 30, 2008	1,175,033
	Community Health Systems, Inc.
994,987	Term Loan, 5.07%, Maturing August 19, 2011	1,009,602
	Encore Medical IHC, Inc.
585,000	Term Loan, 6.40%, Maturing October 4, 2010	593,409
	Envision Worldwide, Inc.
498,603	Term Loan, 8.56%, Maturing September 30, 2010	501,096
	FHC Health Systems, Inc.
294,118	Term Loan, 8.91%, Maturing December 18, 2009	297,059
205,882	Term Loan, 11.91%, Maturing December 18, 2009	207,941

	Healthsouth Corp.
$446,875	Term Loan, 5.98%, Maturing June 14, 2007	$452,950
53,125	Term Loan, 3.09%, Maturing March 21, 2010	53,847
	Kinetic Concepts, Inc.
351,914	Term Loan, 5.24%, Maturing August 11, 2009	356,093
	Knowledge Learning Corp.
955,556	Term Loan, 5.99%, Maturing January 7, 2012	962,722
	Lifepoint Hospitals, Inc.
1,796,850	Term Loan, 5.01%, Maturing April 15, 2012	1,815,140
	Medcath Holdings Corp.
497,487	Term Loan, 5.50%, Maturing July 2, 2011	503,084
	National Mentor, Inc.
985,004	Term Loan, 5.73%, Maturing September 30, 2011	997,932
	Select Medical Holding Corp.
498,750	Term Loan, 5.04%, Maturing February 24, 2012	501,400
	Sirona Dental Systems GmbH
160,000	Term Loan, 4.61%, Maturing June 30, 2013	EUR 196,105
	Talecris Biotherapeutics, Inc.
249,375	Term Loan, 6.54%, Maturing March 31, 2010	249,998
	Team Health, Inc.
500,000	Term Loan, 6.24%, Maturing March 23, 2011	500,000
	Vanguard Health Holding Co., LLC
746,241	Term Loan, 6.74%, Maturing September 23, 2011	759,300
	VWR International, Inc.
1,576,667	Term Loan, 4.88%, Maturing April 7, 2011	EUR 1,933,052
		$15,636,345
Home Furnishings — 0.6%
	Jarden Corp.
497,500	Term Loan, 5.47%, Maturing January 24, 2012	502,253
	Oreck Corp.
498,747	Term Loan, 6.24%, Maturing February 2, 2012	506,228
	Sealy Mattress Co.
998,982	Term Loan, 5.13%, Maturing April 6, 2012	1,008,972
		$2,017,453
Industrial Equipment — 0.9%
	Alliance Laundry Holdings, LLC
350,606	Term Loan, 5.59%, Maturing January 27, 2012	356,303
	Douglas Dynamics Holdings, Inc.
995,000	Term Loan, 5.48%, Maturing December 16, 2010	1,007,438
	Gleason Corp.
468,418	Term Loan, 6.28%, Maturing July 27, 2011	473,492
	MTD Products, Inc.
1,246,851	Term Loan, 5.13%, Maturing June 1, 2010	1,257,761
		$3,094,994

Insurance — 0.7%
	Conseco, Inc.
$1,500,000	Term Loan, 6.99%, Maturing June 22, 2010	$1,514,688
	Hilb, Rogal & Hobbs Co.
972,612	Term Loan, 5.75%, Maturing December 15, 2011	980,515
		$2,495,203
Leisure Goods/Activities/Movies — 3.2%
	24 Hour Fitness Worldwide, Inc.
405,000	Term Loan, 6.78%, Maturing June 8, 2012	411,708
	Cinemark, Inc.
1,476,300	Term Loan, 5.18%, Maturing March 31, 2011	1,497,337
	Fender Musical Instruments Co.
250,000	Term Loan, 7.71%, Maturing March 30, 2012	253,125
	Loews Cineplex Entertainment Corp.
2,020,201	Term Loan, 5.64%, Maturing July 30, 2011	2,036,772
	Metro-Goldwyn-Mayer Holdings
2,165,000	Term Loan, 5.74%, Maturing April 8, 2012	2,190,980
	Regal Cinemas Corp.
1,989,924	Term Loan, 5.24%, Maturing November 10, 2010	2,013,555
	Six Flags Theme Parks, Inc.
1,493,715	Term Loan, 6.16%, Maturing June 30, 2008	1,516,121
	Universal City Development Partners, Ltd.
995,000	Term Loan, 5.46%, Maturing June 9, 2011	1,008,266
	WMG Acquisition Corp.
498,533	Term Loan, 5.45%, Maturing February 28, 2011	503,963
		$11,431,827
Lodging and Casinos — 2.2%
	CNL Hospitality Partners, L.P.
148,711	Term Loan, 5.85%, Maturing October 13, 2006	149,082
	Isle of Capri Casinos, Inc.
1,990,000	Term Loan, 5.19%, Maturing February 4, 2012	2,013,942
	Marina District Finance Co., Inc.
995,000	Term Loan, 4.99%, Maturing October 14, 2011	1,003,913
	Pinnacle Entertainment, Inc.
1,000,000	Term Loan, 6.49%, Maturing August 27, 2010	1,015,000
	Resorts International Holdings, LLC
721,617	Term Loan, 5.99%, Maturing April 26, 2012	731,088
194,513	Term Loan, 9.07%, Maturing April 26, 2013	196,002
	Venetian Casino Resort, LLC
256,410	Term Loan, 0.00%, Maturing June 15, 2011 (2)	259,295
1,243,590	Term Loan, 5.24%, Maturing June 15, 2011	1,260,467
	Wyndham International, Inc.
53,017	Term Loan, 3.58%, Maturing May 10, 2011	53,282
560,578	Term Loan, 6.63%, Maturing May 10, 2011	564,502

	Wynn Las Vegas, LLC
$500,000	Term Loan, 5.62%, Maturing December 14, 2011	$506,063
		$7,752,636
Nonferrous Metals/Minerals — 1.0%
	Foundation Coal Corp.
961,170	Term Loan, 5.54%, Maturing July 30, 2011	978,658
	Murray Energy Corp.
748,125	Term Loan, 6.49%, Maturing January 28, 2010	753,268
	Novelis, Inc.
474,297	Term Loan, 4.96%, Maturing January 6, 2012	481,115
823,780	Term Loan, 4.96%, Maturing January 6, 2012	835,621
	Trout Coal Holdings, LLC
500,000	Term Loan, 8.50%, Maturing March 23, 2012	502,657
		$3,551,319
Oil and Gas — 2.5%
	Dresser Rand Group, Inc.
976,902	Term Loan, 4.72%, Maturing October 29, 2011	EUR 1,197,718
	Dynegy Holdings, Inc.
1,496,222	Term Loan, 7.34%, Maturing May 28, 2010	1,508,534
	El Paso Corp.
1,239,960	Term Loan, 6.24%, Maturing November 23, 2009	1,256,524
	Energy Transfer Company, L.P.
515,000	Term Loan, 6.47%, Maturing June 16, 2012	522,339
	Kerr-McGee Corp.
510,000	Term Loan, 5.71%, Maturing May 24, 2007	513,825
925,000	Term Loan, 5.79%, Maturing May 24, 2011	942,081
	LB Pacific, L.P.
718,200	Term Loan, 6.15%, Maturing March 3, 2012	728,524
	Lyondell-Citgo Refining, L.P.
1,980,000	Term Loan, 5.51%, Maturing May 21, 2007	2,010,938
		$8,680,483
Publishing — 3.4%
	American Media Operations, Inc.
997,396	Term Loan, 6.25%, Maturing April 1, 2008	1,010,903
	CBD Media, LLC
947,712	Term Loan, 5.84%, Maturing December 31, 2009	962,520
	Dex Media East, LLC
1,906,232	Term Loan, 5.08%, Maturing May 8, 2009	1,933,873
	Dex Media West, LLC
934,548	Term Loan, 5.13%, Maturing March 9, 2010	948,619
	Herald Media, Inc.
498,741	Term Loan, 5.56%, Maturing July 22, 2011	503,105
	Liberty Group Operating, Inc.
985,031	Term Loan, 5.63%, Maturing February 28, 2012	995,086

	Nebraska Book Co., Inc.
$748,106	Term Loan, 5.88%, Maturing March 4, 2011	$758,393
	R.H. Donnelley Corp.
1,989,975	Term Loan, 5.20%, Maturing June 30, 2011	2,019,443
	SP Newsprint Co.
652,602	Term Loan, 3.43%, Maturing January 9, 2010	657,904
277,356	Term Loan, 5.74%, Maturing January 9, 2010	281,690
	World Directories ACQI Corp.
1,500,000	Term Loan, 5.38%, Maturing November 29, 2013	EUR 1,837,006
		$11,908,542
Radio and Television — 1.7%
	Adams Outdoor Advertising, L.P.
498,750	Term Loan, 5.64%, Maturing October 15, 2011	506,543
	ALM Media Holdings, Inc.
498,750	Term Loan, 5.99%, Maturing March 5, 2010	499,997
	DirecTV Holdings, LLC
836,667	Term Loan, 4.91%, Maturing April 13, 2013	846,303
	Nexstar Broadcasting, Inc.
394,048	Term Loan, 5.24%, Maturing October 1, 2012	397,003
415,952	Term Loan, 5.24%, Maturing October 1, 2012	419,938
	PanAmSat Corp.
359,864	Term Loan, 5.16%, Maturing August 20, 2010	364,137
188,162	Term Loan, 5.16%, Maturing August 20, 2010	191,321
	Raycom TV Broadcasting, Inc.
1,000,000	Term Loan, 5.50%, Maturing February 24, 2012	1,010,000
	Spanish Broadcasting System
300,000	Term Loan, 7.03%, Maturing June 10, 2013	304,313
	TDF SA
305,762	Term Loan, 4.61%, Maturing March 11, 2013	EUR 375,959
305,762	Term Loan, 5.11%, Maturing March 11, 2014	EUR 376,825
388,476	Term Loan, 5.73%, Maturing March 11, 2015	EUR 480,120
	Young Broadcasting, Inc.
250,000	Term Loan, 5.64%, Maturing November 3, 2012	252,604
		$6,025,063
Retailers (Except Food and Drug) — 1.3%
	Harbor Freight Tools USA, Inc.
997,489	Term Loan, 5.78%, Maturing July 15, 2010	1,010,456
	Josten’s Corp.
979,381	Term Loan, 5.94%, Maturing October 4, 2010	995,296
	Mapco Express, Inc.
250,000	Term Loan, 6.21%, Maturing April 28, 2011	254,375
	Movie Gallery, Inc.
250,000	Term Loan, 6.49%, Maturing April 27, 2011	252,578
	Oriental Trading Co., Inc.
486,490	Term Loan, 6.00%, Maturing August 4, 2010	489,531

	Stewert Enterprises, Inc.
$949,494	Term Loan, 5.01%, Maturing November 19, 2011	$958,395
	Travelcenters of America, Inc.
750,000	Term Loan, 5.09%, Maturing November 30, 2008	759,492
		$4,720,123
Surface Transport — 0.1%
	Sirva Worldwide, Inc.
500,000	Term Loan, 6.45%, Maturing December 1, 2010	483,334
		$483,334
Telecommunications — 4.5%
	Alaska Communications Systems Holdings, Inc.
500,000	Term Loan, 5.49%, Maturing February 1, 2011	507,552
	Centennial Cellular Operating Co., LLC
746,222	Term Loan, 5.68%, Maturing February 9, 2011	758,414
	Consolidated Communications, Inc.
773,431	Term Loan, 5.77%, Maturing July 27, 2015	785,999
	Fairpoint Communications, Inc.
2,000,000	Term Loan, 5.55%, Maturing February 8, 2012	2,028,750
	Intelsat Ltd.
996,247	Term Loan, 5.25%, Maturing July 28, 2011	1,006,583
	Iowa Telecommunications Services, Inc.
1,250,000	Term Loan, 5.50%, Maturing November 23, 2011	1,268,945
	NTelos, Inc.
497,500	Term Loan, 5.99%, Maturing February 18, 2011	499,179
	Qwest Corp.
800,000	Term Loan, 8.10%, Maturing June 4, 2007	827,438
	Satbirds Finance SARL
500,000	Term Loan, 4.90%, Maturing April 4, 2013	EUR 605,807
500,000	Term Loan, 4.90%, Maturing April 4, 2013	EUR 606,945
	SBA Senior Finance, Inc.
997,481	Term Loan, 5.58%, Maturing October 31, 2008	1,013,483
	Spectrasite Communications, Inc.
995,000	Term Loan, 4.91%, Maturing May 19, 2012	1,005,468
	Stratos Global Corp.
500,000	Term Loan, 5.74%, Maturing December 3, 2010	505,469
	Syniverse Holdings, Inc.
497,500	Term Loan, 5.10%, Maturing February 15, 2012	501,231
	Triton PCS, Inc.
748,120	Term Loan, 6.74%, Maturing November 18, 2009	752,796
	Valor Telecom Enterprise, LLC
1,208,333	Term Loan, 5.49%, Maturing February 14, 2012	1,224,409
	Western Wireless Corp.
2,000,000	Term Loan, 6.90%, Maturing May 28, 2011	2,006,964
		$15,905,432

Utilities — 2.0%
	Cogentrix Delaware Holdings, Inc.
$1,773,173	Term Loan, 5.24%, Maturing January 14, 2012	$1,795,893
	Covanta Energy Corp.
248,780	Term Loan, 3.36%, Maturing June 24, 2012	252,668
201,220	Term Loan, 6.46%, Maturing June 24, 2012	204,741
250,000	Term Loan, 8.96%, Maturing June 24, 2013	250,469
	KGen, LLC
189,525	Term Loan, 6.12%, Maturing August 5, 2011	188,577
	NRG Energy, Inc.
546,875	Term Loan, 3.39%, Maturing December 24, 2011	553,760
699,609	Term Loan, 5.37%, Maturing December 24, 2011	708,417
	Pike Electric, Inc.
750,000	Term Loan, 5.63%, Maturing July 1, 2012	759,375
	Plains Resources, Inc.
497,500	Term Loan, 5.49%, Maturing December 17, 2010	503,097
	Reliant Energy, Inc.
496,877	Term Loan, 6.07%, Maturing December 22, 2010	503,126
	Texas Genco, LLC
438,462	Term Loan, 5.41%, Maturing December 14, 2011	445,548
1,056,231	Term Loan, 5.41%, Maturing December 14, 2011	1,073,301
		$7,238,972
Total Senior Floating Rate Interests (identified cost $219,602,191)		$217,647,105

Mortgage Pass-Throughs — 42.1%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$10,123	7.00%, with maturity at 2013 (3)	$10,590,020
18,896	8.00%, with various maturities to 2031 (3)	20,455,471
9,525	8.50%, with maturity at 2031	10,497,425
1,554	9.00%, with maturity at 2031	1,735,489
602	9.50%, with maturity at 2017	672,827
3,761	11.50%, with maturity at 2019	4,326,707
		$48,277,939
	Federal National Mortgage Association:
5,022	6.00%, with maturity at 2026	5,158,896
19,612	6.50%, with maturity at 2018 (3)	20,331,865
7,152	7.50%, with maturity at 2028	7,664,235
3,638	8.00%, with various maturities to 2023	3,944,985
807	8.50%, with maturity at 2027	884,714

$712	9.00%, with maturity at 2028	$787,916
8,746	9.50%, with maturity at 2031	9,782,290
5,591	10.00%, with various maturities to 2031	6,386,149
		$54,941,050
	Government National Mortgage Association:
1,389	6.50%, with maturity at 2024	1,448,860
1,346	8.00%, with maturity at 2017	1,452,345
7,305	9.00%, with maturity at 2026	8,157,329
		$11,058,534
	Collateralized Mortgage Obligations:
5,605	Federal Home Loan Mortgage Corp., Series 2137, Class Z, 6.00%, 3/15/29	5,790,402
6,726	Federal Home Loan Mortgage Corp., Series 2167, Class BZ, 7.00%, 6/15/29	7,082,217
1,607	Federal Home Loan Mortgage Corp., Series 2214, Class NC, 11.058%, 8/15/21	1,814,163
529	Federal National Mortgage Association, Series 1989-89, Class H, 9.00%, 11/25/19	575,965
1,338	Federal National Mortgage Association, Series 1991-122, Class N, 7.50%, 9/25/21	1,410,107
8,970	Federal National Mortgage Association, Series 1993-84, Class M, 7.50%, 6/25/23	9,372,329
3,029	Federal National Mortgage Association, Series 1997-38, Class N, 8.00%, 5/20/27	3,220,192
5,213	Federal National Mortgage Association, Series G-33, Class PT, 7.00%, 10/25/21	5,446,010
		$34,711,385
Total Mortgage Pass-Throughs (identified cost $149,956,984)		$148,988,908

Corporate Bonds & Notes — 0.8%

Financial Intermediaries — 0.1%
	Centurion CDO 9 Ltd., Series 2005-9A
$500	0.00%, 7/17/19	$500,000
		$500,000
Radio and Television — 0.6%
	Emmis Communications Corp., Sr. Notes, Class A, Variable Rate
1,000	9.314%, 6/15/12 (4)	1,006,250
	Paxson Communications Corp., Variable Rate
1,000	6.349%, 1/15/10 (4)	1,005,000
		$2,011,250
Telecommunications — 0.1%
	Qwest Corp., Sr. Notes, Variable Rate
200	6.671%, 6/15/13 (4)	210,000
		$210,000
Total Corporate Bonds & Notes (identified cost $2,709,481)		$2,721,250

Sovereign Issues — 2.2%

$16,246,000	Republic of Colombia, 11.75%, 3/1/10	COP 7,632,881
Total Sovereign Issues (identified cost $7,374,088)		$7,632,881

Commercial Paper — 2.8%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$4,633,000	08/01/05	Barclays US Funding, LLC	3.25%	$4,633,000
5,284,000	08/01/05	General Electric Capital Corp.	3.29%	5,284,000
Total Commercial Paper (at amortized cost $9,917,000)				$9,917,000

Short-Term Investments — 0.7%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
2,450,000	08/01/05	Investors Bank and Trust Company Time Deposit	3.30%	$2,450,000
Total Short-Term Investments (at amortized cost $2,450,000)				$2,450,000
Gross Investments — 110.1% (identified cost $392,009,744)				$389,357,144
Less Unfunded Loan Commitments — (0.1)%				$(295,364)
Net Investments — 110.0% (identified cost $391,714,380)				$389,061,780
Other Assets, Less Liabilities — (10.0)%				$(35,301,508)
Net Assets — 100.0%				$353,760,272

COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded loan commitments. The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

(3)		All or a portion of these securities were on loan at July 31, 2005.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $2,221,250 or 0.6% of the Fund’s net assets.

A summary of financial instruments at July 31, 2005 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date(s)	Deliver	In Exchange For	(Depreciation)
8/22/05	British Pound Sterling 2,005,926	United States Dollar 3,502,457	$(27,157)
8/22/05	Euro 22,850,000	United States Dollar 27,573,933	(203,194)
8/29/05	Euro 8,570,000	United States Dollar 10,348,104	(72,269)
8/31/05	Euro 5,500,000	United States Dollar 6,624,723	(63,312)
8/11/05	Japanese Yen 1,200,000,000	United States Dollar 10,740,081	25,538
			$(340,394)

Purchases

			Net Unrealized
Settlement			Appreciation
Date(s)	In Exchange For	Deliver	(Depreciation)
8/25/05	Euro 2,683,026	Czech Koruna 80,875,800	$1,383
8/22/05	Icelandic Krona 545,174,800	Euro 6,921,976	(7,422)
8/29/05	Indonesian Rupiah 150,000,000,000	United States Dollar 15,177,578	39,635
8/05/05	Polish Zloty 17,663,000	Euro 4,387,560	(54,632)
8/22/05	Romanian Leu 21,068,900	Euro 5,900,000	91,556
8/29/05	Romanian Leu 10,646,900	Euro 2,998,016	34,522
8/08/05	Slovakia Koruna 737,548,840	Euro 19,262,682	(408,557)
8/08/05	Turkish Lira 10,097,900	United States Dollar 7,413,479	190,746
8/22/05	Turkish Lira 10,000,000	United States Dollar 7,413,448	84,998
			$(27,771)

Credit Default Swaps

Notional	Expiration		Net Unrealized
Amount	Date	Description	Appreciation
10,000,000 USD	3/20/2010	Agreement with Credit Suisse First Boston dated 3/05/2005 whereby the Fund will pay 2.01% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, Credit Suisse First Boston agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to Credit Suisse First Boston.	$136,630
10,000,000 USD	3/20/2010	Agreement with JP Morgan Chase Bank dated 3/05/2005 whereby the Fund will pay 2.00% per year times the notional amount. In exchange for that periodic payment, upon a default event in Turkey, JP Morgan Chase Bank agrees to pay the Fund the notional amount of the swap. To receive that payment, the Fund must deliver a bond (with par value equal to the notional amount of the swap) issued by Turkey to JP Morgan Chase Bank.	$140,647

At July 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$391,881,207
Gross unrealized appreciation	$784,248
Gross unrealized depreciation	(3,603,675)
Net unrealized depreciation	$(2,819,427)

The net unrealized appreciation on foreign currency at July 31, 2005 on a federal income tax basis was $2,437.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	September 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	September 22, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	September 22, 2005